Note 19 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 0	$ 112
Interest Rate Swap [Member]
Derivative Assets (Liabilities), at Fair Value, Net, Total	$ 7,241	$ 1,051